SCHEDULE OF COMMON STOCK SUBJECT TO REDEMPTION (Details) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Accounting Policies [Abstract]
Gross proceeds					$ 115,000,000
Proceeds allocated to Public Rights					(2,415,000)
Common stock issuance costs					(7,571,317)
Remeasurement of carrying value to redemption value	$ 108,311	$ 121,098		$ 4,147,979	12,952,678
Balance	16,104,413	15,983,315	$ 15,983,315	117,966,361
Redemptions of common stock	(7,886,591)		(7,886,591)	(106,131,025)
Balance	$ 8,326,133	$ 16,104,413	$ 8,326,133	$ 15,983,315	$ 117,966,361